Shareholders' equity - Subscription receipts (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2025	Jul. 31, 2025
Shareholders' equity
Maximum number of subscription receipts authorized to issue		4,000,000
Subscription receipt price per unit		$ 5
Consideration received and held in escrow		$ 20.0
Ordinary share transaction
Shareholders' equity
Escrow proceeds	$ 15.7
Receipts outstanding	3,134,481